Intangible Assets - Summary of Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 685,167.9
Additions	173,698.8	$ 2,511.7	₨ 161,196.8
Reversal of assets classified as held for sale	125.4	1.8
Ending balance	580,555.9	$ 8,395.0	685,167.9
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	825,601.2		590,745.9
Additions	123,089.0		165,155.3
Asset acquired in Business Combination			462.1
Reversal of assets classified as held for sale	2,992.7
Assets classified as held for sale			(2,992.0)
Currency translation	(15,830.0)		86,324.5
Fully amortized not in use	(90,542.1)		(14,094.6)
Ending balance	845,310.8		825,601.2
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(367,628.9)		(243,591.6)
Amortization for the year	(109,370.3)		(102,197.3)
Reversal of assets classified as held for sale	(1,821.1)
Assets classified as held for sale			1,816.5
Write down of assets	(101,882.7)		(1,127.1)
Currency translation	5,692.4		(36,624.0)
Fully amortized not in use	90,542.1		14,094.6
Ending balance	(484,468.5)		(367,628.9)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	457,972.3
Ending balance	360,842.3		457,972.3
Capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	227,195.6
Ending balance	219,713.6		227,195.6
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	63,015.3		52,128.4
Additions	8,446.9		8,472.0
Asset acquired in Business Combination			126.2
Reversal of assets classified as held for sale	2,488.3
Assets classified as held for sale			(2,488.3)
Currency translation	(1,923.6)		6,943.2
Fully amortized not in use	(4,345.1)		(2,166.2)
Ending balance	67,681.8		63,015.3
Software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(32,351.4)		(22,148.2)
Amortization for the year	(10,434.8)		(9,972.6)
Reversal of assets classified as held for sale	(1,706.3)
Assets classified as held for sale			1,700.5
Write down of assets	(6,694.0)		(1,127.1)
Currency translation	540.6		(2,970.2)
Fully amortized not in use	4,345.1		2,166.2
Ending balance	(46,300.8)		(32,351.4)
Software [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,663.9
Ending balance	21,381.0		30,663.9
Patents and technical know-how [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,221.2		13,136.9
Additions	21.8		427.5
Reversal of assets classified as held for sale	17.5
Assets classified as held for sale			(16.8)
Currency translation	(283.5)		1,673.6
Fully amortized not in use	(382.0)
Ending balance	14,595.0		15,221.2
Patents and technical know-how [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(13,956.4)		(10,960.5)
Amortization for the year	(768.3)		(1,350.7)
Reversal of assets classified as held for sale	(4.8)
Assets classified as held for sale			6.4
Currency translation	375.4		(1,651.6)
Fully amortized not in use	382.0
Ending balance	(13,972.1)		(13,956.4)
Patents and technical know-how [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,264.8
Ending balance	622.9		1,264.8
Customer related [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,612.7		5,166.0
Additions			223.1
Reversal of assets classified as held for sale	486.9
Assets classified as held for sale			(486.9)
Currency translation	(119.6)		710.5
Ending balance	5,980.0		5,612.7
Customer related [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,731.2)		(2,254.4)
Amortization for the year	(293.5)		(260.9)
Reversal of assets classified as held for sale	(110.0)
Assets classified as held for sale			109.6
Write down of assets	(617.3)
Currency translation	52.3		(325.5)
Ending balance	(3,699.7)		(2,731.2)
Customer related [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,881.5
Ending balance	2,280.3		2,881.5
Intellectual property rights and other intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,268.3		1,950.0
Additions	445.9		615.3
Asset acquired in Business Combination			335.9
Currency translation	(84.5)		367.1
Fully amortized not in use	(82.8)
Ending balance	3,546.9		3,268.3
Intellectual property rights and other intangibles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(882.3)		(396.2)
Amortization for the year	(395.7)		(536.7)
Write down of assets	(474.0)
Currency translation	(95.9)		50.6
Fully amortized not in use	82.8
Ending balance	(1,765.1)		(882.3)
Intellectual property rights and other intangibles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,386.0
Ending balance	1,781.8		2,386.0
Product development costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	681,420.6		468,329.6
Additions	114,174.4		155,417.4
Currency translation	(12,321.8)		69,602.0
Fully amortized not in use	(85,732.2)		(11,928.4)
Ending balance	697,541.0		681,420.6
Product development costs [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(317,707.6)		(207,832.3)
Amortization for the year	(97,478.0)		(90,076.4)
Write down of assets	(80,928.6)
Currency translation	4,961.1		(31,727.3)
Fully amortized not in use	85,732.2		11,928.4
Ending balance	(405,420.9)		(317,707.6)
Product development costs [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	363,713.0
Ending balance	292,120.1		363,713.0
Indefinite life trademarks and brands [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	57,063.1		50,035.0
Currency translation	(1,097.0)		7,028.1
Ending balance	55,966.1		57,063.1
Indefinite life trademarks and brands [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Write down of assets	(13,168.8)
Currency translation	(141.1)
Ending balance	(13,309.9)
Indefinite life trademarks and brands [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	57,063.1
Ending balance	₨ 42,656.2		₨ 57,063.1